Goodwill and intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,149	$ 4,253
Accumulated amortization	(2,743)	(2,692)
Total	1,406	1,561
Additions to intangible assets other than goodwill	175	95
Amortization expense
Amortization expense of intangible assets other than goodwill	282	318	$ 329
Future amortization expense of intangible assets
2023	296
2024	221
2025	174
2026	153
2027	145
Thereafter	417
Total	1,406	1,561
Capitalized software for internal use
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	830	835
Accumulated amortization	(720)	(732)
Total	110	103
Additions to intangible assets other than goodwill	53	32
Amortization expense
Amortization expense of intangible assets other than goodwill	52	66	61
Future amortization expense of intangible assets
Total	110	103
Capitalized software for sale
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	26	31
Accumulated amortization	(26)	(29)
Total	0	2
Additions to intangible assets other than goodwill	0	2
Future amortization expense of intangible assets
Total	0	2
Intangibles other than software:
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Acquired	116
Amortization expense
Amortization expense of intangible assets other than goodwill	230	252	$ 268
Intangibles other than software: Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,743	1,716
Accumulated amortization	(808)	(707)
Total	935	1,009
Additions to intangible assets other than goodwill	79	13
Future amortization expense of intangible assets
Total	935	1,009
Intangibles other than software: Technology-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	997	1,122
Accumulated amortization	(812)	(868)
Total	185	254
Additions to intangible assets other than goodwill	16	35
Future amortization expense of intangible assets
Total	185	254
Intangibles other than software: Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	498	493
Accumulated amortization	(347)	(327)
Total	151	166
Additions to intangible assets other than goodwill	20	11
Future amortization expense of intangible assets
Total	151	166
Intangibles other than software: Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	55	56
Accumulated amortization	(30)	(29)
Total	25	27
Additions to intangible assets other than goodwill	7	2
Future amortization expense of intangible assets
Total	$ 25	$ 27